Cover Page	9 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Document Type	S-11/A
Amendment Flag	false
Entity Registrant Name	SMARTSTOP SELF STORAGE REIT, INC.
Entity Central Index Key	0001585389
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Address, Address Line One	10 Terrace Road
Entity Address, City or Town	Ladera Ranch
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92694
City Area Code	877
Local Phone Number	327-3485
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	10 Terrace Road
Entity Address, City or Town	Ladera Ranch
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92694
City Area Code	877
Local Phone Number	327-3485
Contact Personnel Name	Nicholas M. Look